Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Letter of guarantee for operation	$ 56,410		$ 120,513
Banking facilities	1,482,051		1,417,948
Credit loss	81,340		62,453	$ 80,056
Contract assets	733,528		466,917	1,060,590
Contract liabilities	275		25
Contract with customer liability, revenue recognized	25		1,525
Advertising costs	329	$ 3,526
Costs incurred in scheme	$ 16,594	29,316
Term of service	2 years
Staff compensation		328,615
Total amount of supplier	$ 1,245,625
Estimate amount of financial statement				$ 1,245,625
Provision	(570)		$ (13,792)
Deposit	$ 102,564				$ 800,000
Fair value of share | $ / shares	$ 4.97
Market price | $ / shares	$ 6.36
Fair value of common stock	$ 33,567,042
Percentage of liquidity discount	21.85%
Ordinary shares issued | shares	6,753,470
Shareholders [Member] | PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	0.80%				0.80%
Provision for Penalty [Member]
Summary of Significant Accounting Policies [Line Items]
Total amount of supplier		115,383
Provision		$ 1,130,242
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation	45 days				45 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation	90 days				90 days